Income Taxes - Reconciliation of Income Tax Expense, Net of Federal Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Tax Disclosure [Abstract]
Income taxes at U.S. statutory rate	$ 33.0	$ 59.1	$ 50.0
State income taxes, net of federal income tax	0.2	1.0	0.6
Nontaxable earnings of foreign affiliates	(4.9)	(4.6)	(4.6)
Research and development credits		(0.6)	(0.6)
Foreign earnings taxed at rates different from the U.S. statutory rate	(13.1)	(13.5)	(9.2)
Adjustments for uncertain tax positions	(6.7)	3.5	2.1
Non deductible expenses	4.9	0.7	0.1
Other			0.3
Total provision for income taxes	$ 13.4	$ 45.6	$ 38.7